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                         [THE RESERVE FUNDS LETTERHEAD]

VIA EDGAR

February 19, 2002
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          RE:   THE RESERVE FUND
                1933 ACT FILE NO. 2-36429
                1940 ACT FILE NO. 811-2033

Dear Sirs:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of The Reserve Fund ("Registrant"), a registered management investment company (the "Trust"), that the form of the Prospectus and Statement of Additional Information for the Trust and its investment series that would have been filed under Rule 497(c) does not substantively differ from that contained in the Trust's Post-Effective Amendment No. 65 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940 to its Registration Statement on Form
N-1A, which was filed electronically with the Commission on February 11, 2002.

                                Very truly yours,

                                By: /s/ MaryKathleen F. Gaza
                                Name:    MaryKathleen F. Gaza
                                Title:   General Counsel